Subsidiary Guarantors (Details 5) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Cash flows from operating activities
Net income (loss)	$ 52,230,000	$ (15,492,000)	$ 52,434,000	$ 31,471,000
Adjustments to reconcile net income to net cash provided by operating activities			199,398,000	87,094,000
Net cash provided by operations			251,832,000	118,565,000
Cash flows from investing activities
Additions to oil and gas properties			(343,405,000)	(127,478,000)
Net adjustments to purchase price of properties acquired			15,709,000
Proceeds from sales of assets			99,000	629,000
Acquisition of other property, plant and equipment			(1,196,000)	(440,000)
Current period settlements of matured derivative contracts			(14,228,000)	7,680,000
Change in restricted cash			(52,000)
Net cash used in investing			(343,073,000)	(119,609,000)
Cash flows from financing activities
Proceeds from issuance of long-term debt			80,000,000
Repayment under long-term debt			(468,000,000)	(172,000,000)
Proceeds from senior notes			500,000,000
Proceeds from sale of common stock, net of expenses of $15.1 million				172,422,000
Purchases of treasury stock			(358,000)
Payment of debt issuance costs			(11,431,000)	(49,000)
Net cash provided by financing			100,211,000	373,000
Net increase (decrease) in cash			8,970,000	(671,000)
Cash
Beginning of period			23,820,000	23,726,000
End of period	32,790,000	23,055,000	32,790,000	23,055,000
Supplemental disclosure of cash flow information
Payment of stock issuance expenses				15,100,000
Eliminations
Cash flows from operating activities
Net income (loss)	(14,726,000)	1,244,000	(14,950,000)	1,244,000
Adjustments to reconcile net income to net cash provided by operating activities			14,950,000	(1,244,000)
Cash flows from investing activities
Investment in subsidiary				172,481,000
Net cash used in investing				172,481,000
Cash flows from financing activities
Proceeds from investment by JEI				(172,481,000)
Net cash provided by financing				(172,481,000)
JEI (Parent)
Cash flows from operating activities
Net income (loss)	9,529,000	(869,000)	9,555,000	(869,000)
Adjustments to reconcile net income to net cash provided by operating activities			(9,197,000)	1,028,000
Net cash provided by operations			358,000	159,000
Cash flows from investing activities
Investment in subsidiary				(172,481,000)
Net cash used in investing				(172,481,000)
Cash flows from financing activities
Proceeds from sale of common stock, net of expenses of $15.1 million				172,422,000
Purchases of treasury stock			(358,000)
Net cash provided by financing			(358,000)	172,422,000
Net increase (decrease) in cash				100,000
Cash
Beginning of period			100,000
End of period	100,000	100,000	100,000	100,000
Supplemental disclosure of cash flow information
Payment of stock issuance expenses				15,100,000
Issuers
Cash flows from operating activities
Net income (loss)	28,700,000	(28,547,000)	(47,143,000)	(20,915,000)
Adjustments to reconcile net income to net cash provided by operating activities			(43,992,000)	8,907,000
Net cash provided by operations			(91,135,000)	(12,008,000)
Cash flows from investing activities
Current period settlements of matured derivative contracts			(14,228,000)	7,680,000
Net cash used in investing			(14,228,000)	7,680,000
Cash flows from financing activities
Proceeds from investment by JEI				172,481,000
Proceeds from issuance of long-term debt			80,000,000
Repayment under long-term debt			(468,000,000)	(172,000,000)
Proceeds from senior notes			500,000,000
Purchases of treasury stock				(49,000)
Payment of debt issuance costs			(11,431,000)
Net cash provided by financing			100,569,000	432,000
Net increase (decrease) in cash			(4,794,000)	(3,896,000)
Cash
Beginning of period			6,000,000	5,056,000
End of period	1,205,000	1,160,000	1,205,000	1,160,000
Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	28,772,000	12,718,000	105,107,000	52,341,000
Adjustments to reconcile net income to net cash provided by operating activities			237,502,000	78,122,000
Net cash provided by operations			342,609,000	130,463,000
Cash flows from investing activities
Additions to oil and gas properties			(343,405,000)	(127,478,000)
Net adjustments to purchase price of properties acquired			15,709,000
Proceeds from sales of assets			99,000	(15,000)
Acquisition of other property, plant and equipment			(1,196,000)	(440,000)
Change in restricted cash			(52,000)
Net cash used in investing			(328,845,000)	(127,933,000)
Cash flows from financing activities
Net increase (decrease) in cash			13,764,000	2,530,000
Cash
Beginning of period			17,650,000	18,600,000
End of period	31,415,000	21,130,000	31,415,000	21,130,000
Non-Guarantor Subsidiaries
Cash flows from operating activities
Net income (loss)	(45,000)	(38,000)	(135,000)	(330,000)
Adjustments to reconcile net income to net cash provided by operating activities			135,000	281,000
Net cash provided by operations				(49,000)
Cash flows from investing activities
Proceeds from sales of assets				644,000
Net cash used in investing				644,000
Cash flows from financing activities
Net increase (decrease) in cash				595,000
Cash
Beginning of period			70,000	70,000
End of period	$ 70,000	$ 665,000	$ 70,000	$ 665,000